Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration
The audit of the company annual accounts	$ 38	$ 36	$ 37
The audit of accounts of subsidiaries of the company	15	15	15
Total audit	53	51	52
Audit-related assurance services	4	4	5
Total audit and audit-related assurance services	57	55	57
Non-audit and other assurance services	3	0	0
Services relating to BP pension plans	1	1	1
Auditor's remuneration	$ 61	$ 56	$ 58